Marketable Securities - Additional Information (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) condition	Dec. 31, 2021 USD ($) condition
Marketable Securities [Abstract]
Available-for-sale debt marketable securities contractual maturities	less than one year	less than one year
Number of securities in an unrealized loss position | condition	9	11
Aggregate fair value an unrealized loss position	$ 24,800	$ 30,800
Allowance for credit losses	0	0
Interest income	200	300
Amortization of premium	$ 100	$ 200